Exhibit 3

Part III: Manner of Operation * * * * * Item 19: Fees a. Identify and describe any fees or charges for use of the NMS Stock ATS services, including the type of fees (e.g., subscription, connectivity), the structure of the fees (e.g., fixed, volume-based, transaction-based), variables that impact the fees (e.g., types of securities traded, block orders, form of connectivity to the ATS), differentiation among types of Subscribers (e.g., broker-dealers, institutional investors, retail) and range of fees (e.g., high and low). BIDS offers Subscribers a structured transaction-based fee model that sets forth the fee for each share executed on the BIDS ATS. BIDS charges fees to Subscribers only (including when acting as a Sponsor); fees are not directly billed to Sponsored Firms. The specific fees for a particular Subscriber are determined based on disclosed, objective criteria: (i) means of access; (ii) the type of order; and (iii) the total volume of executions during the calendar month. Within this fee structure, BIDS distinguishes fees between direct access by a Subscriber and sponsored access provided by a Subscriber on behalf of a customer (Sponsored Firm). BIDS applies its access fee model to all Subscribers and charges the same rate to all similarly situated Subscribers. As a result, any Subscriber that meets the criteria for a specified fee rate will be charged the same fee as another Subscriber that also meets the same criteria. BIDS makes its rates and corresponding qualifications for the rates available to all Subscribers. Any changes to these rates are provided to Subscribers in advance of the effective date of the change. BIDS’ application of its fee rates is governed by its Subscriber Agreement, the terms of which are materially the same for every Subscriber. The fees for the BIDS ATS range from $0.0003 to $0.005 per share executed on the BIDS ATS or filled from odd-lots or routed Firm orders. BIDS charges Subscribers a monthly fee for order entry ports of $100 per port, subject to a monthly cap of $1,000 per Subscriber. BIDS does not offer rebates or other forms of credit against the applicable fees. Executions resulting from AIOIs are charged to the Sponsor at regular Subscriber rates unless the AIOI message has a “principal” capacity, in which case the Sponsor leg of the execution is not charged a fee. BIDS passes through certain regulatory fees and connectivity fees, including applicable tax billed to BIDS for Subscribers connecting through third party providers. For trades executed on the BIDS ATS, BIDS and the selling Subscriber are the CAT Executing Brokers and are charged CAT fees accordingly. For non odd lot trades on the ATS, BIDS passes its CAT fee through to the buying Subscriber. BIDS does not pass CAT fees through to Subscribers on odd lot trades executed on the BIDS ATS.